CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Unrealized holding gain (loss) on securities arising during period, tax	$ 4,742	$ (8,507)	$ 1,204
Reclassification adjustment for realized gain included in net income, tax	(251)	(319)	(883)
Change in unfunded portion of postretirement benefit obligations, tax	$ (185)	$ 2,102	$ (1,243)